Revenue Recognition - Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers, net of allowances	$ 76.3	$ 90.0
Increase (Decrease)	$ (13.7)